Related Party Disclosures	3 Months Ended
Jun. 30, 2012
Related Party Disclosures:
Related Party Transactions Disclosure

During the period from inception (April 27, 2011) and ending June 30, 2012, the Company received net cash advances of $68,313 from its parent company. These advances are non-interest bearing and due upon demand.